Share-based Payments Arrangement - Additional Information (Detail) $ / shares in Units, $ in Millions										12 Months Ended
	Sep. 26, 2023 $ / shares shares	May 31, 2022 $ / shares shares	Feb. 26, 2021 $ / shares shares	Feb. 20, 2021 $ / shares shares	Nov. 13, 2020 $ / shares shares	Dec. 20, 2019 $ / shares shares	Oct. 31, 2018 $ / shares shares	Dec. 19, 2017 $ / shares shares	Jan. 31, 2014 $ / shares shares	Dec. 31, 2023 TWD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($) $ / shares	Dec. 31, 2021 TWD ($) $ / shares	Sep. 30, 2023 $ / shares	Aug. 31, 2023 $ / shares	Jul. 31, 2022 $ / shares	Sep. 30, 2021 $ / shares	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs										$ 8,000,000	$ 0	$ 16,000,000	$ 19,000,000
CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares					1,000		1,000	1,000
Compensation costs | $										$ 5,000,000		$ 8,800,000	$ 10,000,000
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on December 19, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period										five years	five years
Vesting period										two years	two years
Outstanding stock options												0	213.25					427.5
Exercise Price								$ 132.7		$ 124.7						$ 124.7	$ 128.7
Exercise price												$ 0	$ 128.7
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on October 31, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period										five years	five years
Vesting period										two years	two years
Outstanding stock options												0	10.5					21
Exercise Price							$ 138.7			$ 130.3						130.3	134.5
Exercise price												$ 0	$ 0
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on November 13, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period										five years	five years
Vesting period										two years	two years
Outstanding stock options										93		142.25	194					200
Exercise Price					$ 206					$ 171.7					$ 171.7	$ 193.5	199.7
Exercise price										$ 0		$ 193.5	$ 0
CHT Security Co., Ltd. (CHTSC) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares				1,000		1,000
Compensation costs | $										$ 500,000		$ 5,100,000	$ 8,400,000
CHT Security Co., Ltd. (CHTSC) [Member] | Granted on December 20, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period						five years
Vesting period						one year
Outstanding stock options										40		1,083	3,174					4,328
Exercise Price						$ 19.085
Shares issued | shares						4,500
Exercise price										$ 19.085		$ 19.085	$ 19.085
CHT Security Co., Ltd. (CHTSC) [Member] | Granted on February 20, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period				five years
Vesting period				one year
Outstanding stock options										1,519		2,343	3,324					0
Exercise Price				$ 19.085
Shares issued | shares				3,500
Exercise price										$ 19.085		$ 19.085	$ 0
IISI Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares									1,000
Option expire period										seven years	seven years
Vesting period										two years	two years
Compensation costs | $													$ 0
Exercise Price									$ 14
Shares issued | shares									1,665
C L P T Plan
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares	1,000	1,000	1,000
Option expire period	four years	four years	four years
Vesting period	two years	two years	two years
Compensation costs | $										$ 2,900,000		$ 1,500,000	$ 900,000
Exercise Price	$ 16.87	$ 16.87	$ 16.87
Shares issued | shares	755	600	690
C L P T Plan | Granted on February 26, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding stock options										440		510	550					0
Exercise Price			$ 16.87											$ 14.4			$ 15.9
Exercise price										$ 14.4		$ 0	$ 0
C L P T Plan | Granted on May 31, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding stock options										440		440	0
Exercise Price		$ 16.87												15.3
Exercise price										$ 0		$ 0
C L P T Plan | Granted on September 26, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding stock options										755		0
Exercise Price	$ 16.87													$ 15.3
Exercise price										$ 0